SCHEDULE OF AMOUNTS DUE FROM RELATED PARTIES (Details) (Parenthetical)	Jun. 30, 2026
Soon Aik Global Pte Ltd [Member]
Ownership percentage	100.00%
EU Group Pte Ltd [Member]
Ownership percentage	50.00%